SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2017	2018
Short-term bank loans	2,289	4,043
Current maturities of long-term borrowings	5,209	6,296
Total	7,498	10,339

Schedule of short-term bank loans

		2017		2018
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	1,252	—	956
Bank Mandiri	Rp	—	45	—	—
Sub-total			1,297		956
Third parties
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	—	—	1,295
DBS	Rp	—	408	—	699
	US$	—	—	1	13
UOB	Rp	—	400	—	580
HSBC	Rp	—	18	—	317
	US$	—	—	0	4
SCB	Rp	—	—	—	100
Bank CIMB Niaga	Rp	—	83	—	78
PT Bank Sumitomo Mitsui Indonesia ("Sumitomo")	Rp	—	80	—	—
Others	Rp	—	3	—	1
Sub-total			992		3,087
Total			2,289		4,043

Schedule of short-term bank loans, other significant information

			Total facility		Interest	Interest rate
	Borrower	Currency	(in billions)*	Maturity date	payment period	per annum	Security
BNI
2014 - 2017	GSD[e], Sigma[a]	Rp	375	January 9, 2019 - November 8, 2019	Monthly	9.00%	Trade receivables (Note 6) and property and equipment (Note 12)
2013 - 2018	Telkom Infratel, Infomedia[f], MD Media, Sigma[e]	Rp	2,895	January 9, 2019 - November 30, 2019	Monthly	1 month JIBOR + 2.20% - 3.00%	Trade receivables (Note 6)
MUFG Bank
2018	Telkomsel, Infomedia, Metra, TII	Rp	2,350	March 27, 2019 - September 27, 2019	Monthly, Semi-annually	1 month JIBOR + 0.70% - 0.95%, 6 months JIBOR + 0.70%	None
DBS
2018	Telkom Infratel, Infomedia	Rp	600	February 26, 2019	Monthly	1 month JIBOR + 0.70%	None
2016	Nutech[e]	Rp	17	October 13, 2019	Monthly	10.50% - 11.00%	None
2016	Sigma[b,c]	US$	0.02	July 31, 2019	Semi-annually	3.25% (US$), 10.75% (Rp)	Trade receivables (Note 6)
UOB
2016 - 2018	MD Media, Finnet[d]	Rp	800	April 6, 2019 - December 20, 2020	Monthly	1 month JIBOR + 2.00%	Trade receivables (Note 6)
HSBC
2014	Sigma[g]	Rp	600	July 15, 2019	Monthly	14.34%	Trade receivables (Note 6)
2014	Sigma[g]	US$	0.004	July 15, 2019	Monthly	13.12%	Trade receivables (Note 6)
2018	PINS	Rp	300	June 28, 2019	Quarterly	3 months JIBOR + 1.00%	None
SCB
2015	GSD[e]	Rp	100	March 28, 2019	Monthly	10.50%	None
Bank CIMB Niaga
2013	GSD[e]	Rp	85	January 1, 2019	Monthly	10.90% - 11.50%	Trade receivables (Note 6) and property and equipment (Note 12)

*  In original currency.

[a]  Based on the latest amendment on December 21, 2017.

[b]  Based on the latest amendment on December 5, 2018

[c]  Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[d]  Based on the latest amendment on June 5, 2018.

[e]  Unsettled loan will be automatically extended.

[f]  Based on the latest amendment on March 28, 2018 and July 6, 2018.

[g]  Based on the latest amendment on July 16, 2018.

Schedule of current maturities of long-term borrowings

	Notes	2017	2018
Two-step loans	19a	206	198
Bonds and notes	19b	—	525
Bank loans	19c	4,110	4,472
Other borrowings	19d	99	294
Obligations under finance leases	12c.xii	794	807
Total		5,209	6,296